Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan has received a determination letter from the Internal Revenue Service (“IRS”) dated December 30, 2014, stating that the Plan, as designed, is qualified under Section 401(a) of the Internal Revenue Code (“IRC”). Although the Plan has been amended since receiving the determination letter, the Company believes that the Plan is designed and is currently being operated in compliance with the applicable provisions of the IRC. Therefore, the Company believes that the Plan was qualified and the related trust was tax-exempt as of the financial statement date.
In line with GAAP, the plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.